EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 5 COMMON STOCK

We are authorized to issue up to 300,000,000 shares of common stock, par value $0.00001 per share. We effectuated a reverse stock split on September 17, 2024 of 1 for 8 shares of common stock. All share values within this report have been retroactively adjusted to the post reverse split values. All outstanding shares of our common stock are of the same class and have equal rights and attributes. The holders of our common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders of our company. Our common stock does not have cumulative voting rights. Persons who hold a majority of the outstanding shares of our common stock entitled to vote on the election of directors can elect all of the directors who are eligible for election. Holders of our common stock are entitled to share equally in dividends, if any, as may be declared from time to time by our Board of Directors. In the event of liquidation, dissolution, or winding up of our company, subject to the preferential liquidation rights of any series of preferred stock that we may from time to time designate, the holders of our common stock are entitled to share ratably in all of our assets remaining after payment of all liabilities and preferential liquidation rights. Holders of our common stock have no conversion, exchange, sinking fund, redemption, or appraisal rights (other than such as may be determined by the Board of Directors in its sole discretion) and have no preemptive rights to subscribe for any of our securities.

On September 4, 2024, We and a certain institutional investor (the “Investor”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) pursuant to which the Company agreed to sell and issue to the Investor in a registered direct offering (the “Offering”): (i) 225,000 shares of common stock, par value $0.00001 per share (the “Common Stock”), at an offering price of $3.44 per share, and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 400,000 shares of Common Stock, at an offering price of $3.43 per Pre-Funded Warrant, to the investor whose purchase of Common Stock in this offering would otherwise result in the investor, together with its affiliates and certain related parties, beneficially own more than 4.99% (or at the election of the investor, 9.99%) of the Company’s outstanding common stock immediately following the consummation of this Offering. Each of the Pre-Funded Warrants were exercisable for one share of Common Stock. The Pre-Funded Warrants had an exercise price of $0.008 per share, were immediately exercisable, and all of the Pre-Funded Warrants were exercised in 2024. The Offering was made pursuant to an effective shelf registration statement on Form S-3 (File No. 333-276676) that was filed with the Securities and Exchange Commission (the “SEC”) on January 24, 2024 and declared effective by the SEC on February 7, 2024.

During 2025 we filed a Prospectus Supplement to the Prospectus dated January 24, 2024 to issue up to $5,082,431, from time to time through or to our sales agent, H.C. Wainwright & Co. (the “Agent”). These sales,were made pursuant to the terms of an At Market Issuance Sales Agreement, or the Sales Agreement, between us and the Agent (the “Sales Agreement”). As of September 30, 2025 we had completed the sale of 1,599,383 shares of common stock with net proceeds of $2,706,346. See Note 11 Subsequent Events for October 2025 disclosure of additional sales.

NOTE 5 EQUITY

Common Stock

We are authorized to issue up to 300,000,000 shares of common stock, par value $0.00001 per share. We effectuated a reverse stock split on September 17, 2024 of 1 for 8 shares of common stock. All share values within this report have been retroactively adjusted to the post reverse split values. All outstanding shares of our common stock are of the same class and have equal rights and attributes. The holders of our common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders of our company. Our common stock does not have cumulative voting rights. Persons who hold a majority of the outstanding shares of our common stock entitled to vote on the election of directors can elect all of the directors who are eligible for election. Holders of our common stock are entitled to share equally in dividends, if any, as may be declared from time to time by our Board of Directors. In the event of liquidation, dissolution, or winding up of our company, subject to the preferential liquidation rights of any series of preferred stock that we may from time to time designate, the holders of our common stock are entitled to share ratably in all of our assets remaining after payment of all liabilities and preferential liquidation rights. Holders of our common stock have no conversion, exchange, sinking fund, redemption, or appraisal rights (other than such as may be determined by the Board of Directors in its sole discretion) and have no preemptive rights to subscribe for any of our securities.

During September 2024 we sold to a certain institutional investor pursuant to a prospectus supplement and prospectus (i) 225,000 shares of common stock, par value $0.00001 per share (the “Common Stock”), at an offering price of $3.44 per share, and (ii) pre-funded warrants to purchase up to 400,000 shares of Common Stock, at an offering price of $3.43 per pre-funded warrant, to the investor whose purchase of Common Stock in this offering would otherwise result in the investor, together with its affiliates and certain related parties, beneficially own more than 4.99% (or at the election of the investor, 9.99%) of our outstanding common stock immediately following the consummation of the offering. Each of the pre-funded warrants will be exercisable for one share of Common Stock. The pre-funded warrants had an exercise price of $0.01 per share, were immediately exercisable and could be exercised at any time until all of the pre-funded warrants issued in the offering were exercised in full. All 400,000 pre-funded warrants were exercised during October and November 2024. The Company issued an aggregate of 625,000 shares of common stock resulting in net proceeds of $1,683,970 as a result of the direct offering.

In a concurrent private placement, we issued to such institutional investor unregistered Series A warrants to purchase up to 625,000 shares of Common Stock and unregistered Series B warrants to purchase up to 625,000 shares of Common Stock, which warrants will be exercisable on the effective date of stockholder approval of the issuance of the shares upon exercise of the unregistered warrants (the “Stockholder Approval”), at an exercise price of $3.44 per share. The Series A warrants will expire five years following the Stockholder Approval and the Series B warrants will expire 18 months following the Stockholder Approval. The unregistered warrants and the unregistered common stock issuable upon the exercise of the warrants were offered pursuant to the exemptions provided in Section 4(a)(2) under the Securities Act of 1933, as amended, or the Securities Act, and/or Regulation D promulgated thereunder. The Company adjourned its annual meeting until June 2, 2025 to continue to solicit votes for the approval of the unregistered Series A and Series B warrants.

The company issued 46,876 warrants to the underwriters of the September 2024 direct offering, with an exercise price of $4.30 per common share and an expiration date of September 4, 2029.

Restricted Common shares issued for services

The Company issued 12,500 shares of its common stock with a fair value of $90,000 for services during the year ended December 31, 2024. The Company issued 19,656 shares of its common stock with a fair value of $138,546 for services during the year ended December 31, 2023.